Financial Instruments and Related Risk Management (Summary of Maximum Exposure to Credit Risk) (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [Line Items]
Maximum Exposure To Credit Risk	$ 5,998	$ 6,044
Cash and cash equivalents [Member]
Disclosure of credit risk exposure [Line Items]
Maximum Exposure To Credit Risk	853	941
Receivables from Customers[Member]
Disclosure of credit risk exposure [Line Items]
Maximum Exposure To Credit Risk	$ 5,145	$ 5,103